Segmented information and supplemental cash flow disclosure - Disclosure of cash payments of interest and taxes (Details) - USD ($)	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Operating Segments Abstract
Interest paid	$ 262,623	$ 145,408
Taxes paid	$ 0	$ 0